FAIR VALUE (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Investments	$ 13,386,000	$ 18,425,000
Mineral property investments	6,435,000	6,726,000
Fair value, beginning	26,114,000	13,260,000
Option - PC Gold	4,347,000	4,410,000
Level 1
Statement [Line Items]
Investments	13,386,000	12,653,000
Mineral property investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Total	13,386,000	12,653,000
Level 2
Statement [Line Items]
Investments	0	5,772,000
Mineral property investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Total	0	0
Level 3
Statement [Line Items]
Investments	0	0
Mineral property investments	6,435,000	6,726,000
Fair value, beginning	26,114,000	13,260,000
Option - PC Gold	4,347,000	4,410,000
Total	$ 6,435,000	$ 6,726,000